Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets Held Under Capital Lease	$ 7,917	$ 6,571
Accumulated Depreciation, Assets Under Capital Lease	4,728	3,887
Depreciation	$ 2,598	$ 2,442	$ 2,384
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	5 years